                       PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated January 11, 1999
                                    to the
                        Prospectus for Class A, Class B
                   and Class C Shares Dated November 1, 1998

                            Disclosure relating to
                    PIMCO INTERNATIONAL DEVELOPED FUND AND
                          PIMCO EMERGING MARKETS FUND

--------------------------------------------------------------------------------
 THIS DOCUMENT SUPPLEMENTS THE PIMCO FUNDS: MULTI-MANAGER SERIES (THE
 "TRUST") PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES DATED
 NOVEMBER 1, 1998 (THE "RETAIL PROSPECTUS").
--------------------------------------------------------------------------------

  In addition to the diversified investment portfolios described in the Retail Prospectus, the Trust also offers Class A and Class C shares of PIMCO International Developed Fund and PIMCO Emerging Markets Fund (the "Funds"). Existing Class A and Class C shareholders of the Funds and participants in certain qualified benefits plans that own Class A or Class C shares of the Funds as of January 11, 1999 may purchase additional shares. Otherwise, shares of the Funds are not available for investment or exchanges. See "Purchase, Redemption and Exchange Information" below.

1. SCHEDULE OF FEES (APPLICABLE TO BOTH FUNDS).

Shareholder Transaction Expenses:

                                                               CLASS A CLASS C
                                                               SHARES  SHARES
                                                               ------- -------
Maximum initial sales charge imposed on purchases (as a
 percentage of offering price at time of purchase)............  5.50%   None
Maximum sales charge imposed on reinvested dividends (as a
 percentage of offering price at time of purchase)............   None   None
Maximum contingent deferred sales charge ("CDSC") (as a
 percentage of original purchase price) ......................   1%(1)  1%(2)
Exchange Fee..................................................   None   None

--------
1. Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase. See "Alternative Purchase Arrangements" in the Retail Prospectus.
2. The CDSC on Class C shares is imposed only on shares redeemed in the first year.

CLASS A SHARES                                               EXAMPLE: You would pay
                                                             the following expenses  EXAMPLE: You would pay
                                                             on a $1,000 investment  the following expenses
                         ANNUAL FUND                         assuming (1) 5% annual  on a $1,000 investment
                         OPERATING EXPENSES                  return and (2)          assuming (1) 5% annual
                         (As a percentage of average net     redemption at the end   return and (2) no
                         assets):                            of each time period:    redemption:
----------------------------------------------------------   ------------------------------------------------
                                                   TOTAL
                                  ADMINI-          FUND
                         ADVISORY STRATIVE 12b-1   OPERATING 1    3     5     10    1    3     5     10
FUND                     FEES     FEES(1)  FEES(2) EXPENSES  YEAR YEARS YEARS YEARS YEAR YEARS YEARS YEARS
------------------------------------------------------------ ------------------------------------------------
International Developed    .60%     .65%     .25%    1.50%   $69  $100  $132  $224  $69  $100  $132  $224
Emerging Markets           .85      .65      .25     1.75     72   107   145   250   72   107   145   250

CLASS C SHARES                                               EXAMPLE: You would pay
                                                             the following expenses  EXAMPLE: You would pay
                                                             on a $1,000 investment  the following expenses
                         ANNUAL FUND                         assuming (1) 5% annual  on a $1,000 investment
                         OPERATING EXPENSES                  return and (2)          assuming (1) 5% annual
                         (As a percentage of average net     redemption at the end   return and (2) no
                         assets):                            of each time period:    redemption:
-----------------------------------------------------------  -----------------------------------------------
                                                   TOTAL
                                  ADMINI-          FUND
                         ADVISORY STRATIVE 12b-1   OPERATING 1    3     5     10    1    3     5     10
FUND                     FEES     FEES(1)  FEES(2) EXPENSES  YEAR YEARS YEARS YEARS YEAR YEARS YEARS YEARS
------------------------------------------------------------ ------------------------------------------------
International Developed    .60%     .65%    1.00%    2.25%   $33   $70  $120  $258  $23   $70  $120  $258
Emerging Markets           .85      .65     1.00     2.50     35    78   133   284   25    78   133   284

--------
(1) The Administrative Fees for each Fund are subject to reduction to the extent that the average net assets attributable in the aggregate to the Fund's Class A, Class B and Class C shares exceed $2.5 billion. See "Management of the Trust--Advisory and Administrative Fees" below.
(2) 12b-1 fees which are equal to .25% represent servicing fees which are paid annually to the Distributor and repaid to participating brokers, certain banks and other financial intermediaries. 12b-1 fees which exceed .25% represent aggregate distribution and servicing fees. See "Distributor and Distribution and Servicing Plans" in the Retail Prospectus.

The purpose of the foregoing tables is to assist investors in understanding the various costs and expenses of the Trust that are borne directly or indirectly by Class A and Class C shareholders of the Funds. The Examples for Class A shares assume payment of the current maximum applicable sales load. Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder of a Fund may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

NOTE: THE FIGURES SHOWN IN THE EXAMPLES ARE ENTIRELY HYPOTHETICAL. THEY ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

2. FINANCIAL HIGHLIGHTS.

  The following financial highlights present certain information and ratios as well as performance information for the Funds. The information provided below is included in the June 30, 1998 PIMCO Funds Annual Report (relating to Class A, B and C shares) and has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is also included in such Annual Report. The Annual Report is incorporated by reference in the Statement of Additional Information and may be obtained without charge from the Distributor. Financial Statements and related notes are also incorporated by reference in the Statement of Additional Information.

                                                                 TOTAL                 DIVIDENDS  DISTRIBUTIONS DISTRIBUTIONS
                         NET ASSET               NET REALIZED/   INCOME     DIVIDENDS  IN EXCESS  FROM NET      IN EXCESS
                         VALUE     NET           UNREALIZED GAIN FROM       FROM NET   OF NET     REALIZED      OF NET
SELECTED PER SHARE DATA  BEGINNING INVESTMENT    (LOSS) ON       INVESTMENT INVESTMENT INVESTMENT CAPITAL       REALIZED
FOR THE PERIOD ENDED:    OF PERIOD INCOME (LOSS) INVESTMENTS     OPERATIONS INCOME     INCOME     GAINS         CAPITAL GAINS
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DEVELOPED
 FUND
CLASS A
 06/30/98                 $ 13.08    $ 0.18 (a)    $  1.68 (a)    $  1.86    $ (0.10)    $ 0.00      $ (0.58)      $ 0.00
 01/20/97--06/30/97         11.71      0.09 (a)       1.28 (a)       1.37       0.00       0.00         0.00         0.00
CLASS C
 06/30/98                   13.06      0.02 (a)       1.71 (a)       1.73      (0.06)      0.00        (0.58)        0.00
 01/20/97--06/30/97         11.71      0.06 (a)       1.29 (a)       1.35       0.00       0.00         0.00         0.00
EMERGING MARKETS FUND
CLASS A
 06/30/98                 $ 13.94    $ 0.03 (a)    $ (3.85)(a)    $ (3.82)   $  0.00     $ 0.00      $  0.00       $ 0.00
 01/20/97--06/30/97         12.82      0.09 (a)       1.03 (a)       1.12       0.00       0.00         0.00         0.00
CLASS C
 06/30/98                   13.89     (0.06)(a)      (3.81)(a)      (3.87)      0.00       0.00         0.00         0.00
 01/20/97--06/30/97         12.82      0.04 (a)       1.03 (a)       1.07       0.00       0.00         0.00         0.00
                         DISTRIBUTIONS
SELECTED PER SHARE DATA  FROM
FOR THE PERIOD ENDED:    EQUALIZATION
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DEVELOPED
 FUND
CLASS A
 06/30/98                   $ 0.00
 01/20/97--06/30/97           0.00
CLASS C
 06/30/98                     0.00
 01/20/97--06/30/97           0.00
EMERGING MARKETS FUND
CLASS A
 06/30/98                   $ 0.00
 01/20/97--06/30/97           0.00
CLASS C
 06/30/98                     0.00
 01/20/97--06/30/97           0.00

                                                                                             RATIO OF NET
                                                                                  RATIO OF   INVESTMENT
                         TAX BASIS               NET ASSET          NET ASSETS    EXPENSES   INCOME (LOSS) PORTFOLIO
SELECTED PER SHARE DATA  RETURN OF TOTAL         VALUE END TOTAL    END OF        TO AVERAGE TO AVERAGE    TURNOVER
FOR THE PERIOD ENDED:    CAPITAL   DISTRIBUTIONS OF PERIOD RETURN   PERIOD (000S) NET ASSETS NET ASSETS    RATE
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DEVELOPED
 FUND
CLASS A
 06/30/98                 $ 0.00      $ (0.68)    $ 14.26   15.49 %    $ 1,061       1.57%        1.38%        60%
 01/20/97--06/30/97         0.00         0.00       13.08   11.70          318       1.54*        1.74*        77
CLASS C
 06/30/98                   0.00        (0.64)      14.15   14.38        6,363       2.25         0.19         60
 01/20/97--06/30/97         0.00         0.00       13.06   11.53        2,526       2.28*        1.07*        77
EMERGING MARKETS FUND
CLASS A
 06/30/98                 $ 0.00      $  0.00     $ 10.12  (27.40)%    $   426       1.78%        0.25%        52%
 01/20/97--06/30/97         0.00         0.00       13.94    8.74          214       1.89*        1.52*        74
CLASS C
 06/30/98                   0.00         0.00       10.02  (27.86)       1,169       2.54        (0.54)        52
 01/20/97--06/30/97         0.00         0.00       13.89    8.35        1,833       2.63*        0.66*        74

--------
 *  Annualized
(a) Per share amounts based upon average number of shares outstanding during the period.

3. INVESTMENT OBJECTIVES AND POLICIES.

  The investment objective and general investment policies of the Funds are described below. There can be no assurance that the investment objective of either Fund will be achieved. Because the market value of the Funds' investments will change, the net asset value per share of the Funds also will vary. The investment objective of each of the International Developed and Emerging Markets Funds is fundamental and may not be changed without shareholder approval by vote of a majority of the outstanding shares of the Fund.

  INTERNATIONAL DEVELOPED FUND seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of international equity securities. The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("EAFE Index") is used as a basis for choosing the countries in which the Fund invests. However, the Fund is not limited to the countries and weightings of the EAFE Index. Under normal market conditions, the Fund will invest no more than 35% of its assets in securities issued by companies located in countries that the Portfolio Manager determines, on the basis of market capitalization, liquidity, and other considerations, to have underdeveloped securities markets. The Portfolio Manager applies two levels of screening in selecting investments for the Fund. First, an active country selection model analyzes world markets and assigns a relative value ranking, or "favorability weighting," to each country in the relevant country universe to determine markets which are relatively undervalued. Second, at the stock selection level, quality analysis and value analysis are applied to each security, assessing variables such as balance sheet strength and earnings growth (quality factors) and performance relative to the industry, price to earnings ratios, and price to book ratios (value factors). This two-level screening method identifies undervalued securities for purchase and also provides a sell discipline for fully valued securities. In selecting securities, the Portfolio Manager considers, to the extent practicable and on the basis of information available to it for research, a company's environmental business practices.

  For purposes of allocating the Fund's investments, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues, or in which a significant portion of its goods or services are produced.

  Most of the international equity securities in which the Fund invests will be traded in foreign currencies. The Fund may engage in foreign currency transactions to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of a particular foreign currency on the EAFE Index. Such foreign currency transactions may include forward foreign currency contracts, foreign exchange futures contracts, and options thereon, currency exchange transactions on a spot (i.e., cash) basis, and put and call options on foreign currencies. Up to 10% of the Fund's assets may be invested in the securities of other investment companies. The Fund may sell (write) call and put options. The Fund may utilize stock index futures contracts and options thereon for hedging purposes and also for investment purposes. For instance, the Fund may invest in stock index futures contracts and related options as an alternative to purchasing individual stocks to adjust its exposure to a particular foreign market. See "Characteristics and Risks of Securities and Investment Techniques--Derivative Instruments--Index Futures" in the Retail Prospectus. The Fund may also engage in equity index swap transactions.

  Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. For a discussion of such risks, see "Characteristics and Risks of Securities and Investment Techniques--Foreign Securities" in the Retail Prospectus.

  Currently, the Portfolio Manager for the International Developed Fund is Blairlogie Capital Management ("Blairlogie"). It is anticipated that the International Developed Fund will reorganize as a series of another mutual fund family on or before March 31, 1999 and thereafter would not be offered as a series of the Trust. Please see the Note under "Management of the Trust" below for details.

  EMERGING MARKETS FUND seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in countries identified as emerging market countries. The Morgan Stanley Capital

International Emerging Markets Free Index ("MSCI Free Index") and the International Finance Corporation Emerging Markets Index ("IFC Index") are used as the bases for choosing the countries in which the Fund invests. However, the Fund is not limited to the countries and weightings of these indexes. The Portfolio Manager applies two levels of screening in selecting investments for the Fund. First, an active country selection model analyzes world markets and assigns a relative value ranking, or "favorability weighting," to each country in the relevant country universe to determine markets which are relatively undervalued. Second, at the stock selection level, quality analysis and value analysis are applied to each security, assessing variables such as balance sheet strength and earnings growth (quality factors), and performance relative to the industry, price to earnings ratios, and price to book ratios (value factors). This two-level screening method identifies undervalued securities for purchase as well as provides a sell discipline for fully valued securities. In selecting securities, the Portfolio Manager considers, to the extent practicable and on the basis of information available to it for research, a company's environmental business practices.

  For purposes of implementing its investment objective, the Fund invests primarily in some or all of the following emerging market countries (this list is not exclusive):

  Argentina       Greece          Jordan          Poland          Sri Lanka
  Brazil          Hong Kong       Malaysia        Portugal        Taiwan
  Chile           Hungary         Mexico          Romania         Thailand
  China           India           Pakistan        Russia          Turkey
  Colombia        Indonesia       Peru            South Africa    Venezuela
  Czech Republic  Israel          Philippines     South Korea     Zimbabwe

  For purposes of allocating the Fund's investments, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues, or in which a significant portion of its goods or services are produced.

  Most of the foreign securities in which the Fund invests will be denominated in foreign currencies. The Fund may engage in foreign currency transactions to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of a particular foreign currency on the MSCI Free Index or the IFC Index. Such foreign currency transactions may include forward foreign currency contracts, foreign exchange futures contracts, and options thereon, currency exchange transactions on a spot (i.e., cash) basis, and put and call options on foreign currencies. Up to 10% of the Fund's assets may be invested in the securities of other investment companies. The Fund may sell (write) call and put options. The Fund may utilize stock index futures contracts and options thereon for hedging purposes and also for investment purposes. For instance, the Fund may invest in stock index futures contracts and related options as an alternative to purchasing individual stocks to adjust its exposure to a particular foreign market. See "Characteristics and Risks of Securities and Investment Techniques--Derivative Instruments--Index Futures" in the Retail Prospectus. The Fund may also engage in equity index swap transactions.

  Investing in the securities of foreign issuers, and particularly emerging market issuers, involves special risks and considerations not typically associated with investing in U.S. companies. For a discussion of such risks, see "Characteristics and Risks of Securities and Investment Techniques-- Foreign Securities" in the Retail Prospectus.

  Currently, the Portfolio Manager for the Emerging Markets Fund is Blairlogie. It is anticipated that the Emerging Markets Fund will reorganize as a series of another mutual fund family on or before March 31, 1999 and thereafter would not be offered as a series of the Trust. Please see the Note under "Management of the Trust" below for details.

  Stock Funds. The International Developed and Emerging Markets Funds are each "Stock Funds" as described in the Retail Prospectus. Each Fund will invest primarily (normally at least 65% of its assets) in common stock. Each Fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S.

Government securities, high quality debt securities (whose maturity or remaining maturity will not exceed five years), money market obligations, and in cash to provide for payment of the Fund's expenses and to meet redemption requests. It is the policy of the Funds to be as fully invested in common stocks as practicable at all times. This policy precludes the Funds from investing in debt securities as a defensive investment posture (although the Funds may invest in such securities to provide for payment of expenses and to meet redemption requests). Accordingly, investors in the Funds bear the risk of general declines in stock prices and the risk that a Fund's exposure to such declines cannot be lessened by investment in debt securities. The Funds may also invest in convertible securities, preferred stocks, and warrants, subject to certain limitations.

4.  CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES.

  The Funds may invest in the securities and utilize the investment techniques described under the following sub-headings of "Characteristics and Risks of Securities and Investment Techniques" in the Retail Prospectus and are subject to the attendant risks described: "Investment in Companies with Small and Medium Market Capitalizations," "Foreign Securities," "Foreign Currency Transactions," "Money Market Instruments," "Convertible Securities," "Derivative Instruments" (including "Options on Securities, Securities Indexes, and Currencies," "Swap Agreement" (for the Emerging Markets Fund only), "Futures Contracts and Options on Futures Contracts" and "Index Futures"), "Loans of Portfolio Securities," "Short Sales," "When-Issued, Delayed Delivery and Forward Commitment Transactions," "Repurchase Agreements," "Reverse Repurchase Agreements and Other Borrowings," "Illiquid Securities," and "Investment in Investment Companies." The Emerging Markets Fund may enter into equity index swap agreements for purposes of gaining exposure to the stocks making up an index of securities without actually purchasing those stocks. Each Fund is subject to the risks described under "Service Systems--Year 2000 Problem" in the Retail Prospectus.

  The Emerging Markets Fund is particularly sensitive to the risks associated with investing in the securities of issuers based in "emerging market" countries as described under "Foreign Securities" in the Retail Prospectus. The Emerging Markets Fund is also subject to the risks described under "Foreign Securities--Special Risks of Investing in Russian and Other Eastern European Securities" in the Retail Prospectus.

  The annual portfolio turnover rates for the Funds were as follows for fiscal 1998 and 1997, respectively: International Developed Fund--60% and 77%; Emerging Markets Fund--52% and 74%.

5.  PURCHASE, REDEMPTION AND EXCHANGE INFORMATION.

  Please see "How to Buy Shares," "Alternative Purchase Arrangements," "Exchange Privilege" and "How to Redeem" in the Retail Prospectus for information on purchase, redemption and exchange information for Class A and Class C shares of the Funds.

  Class A, B and C shares of the International Developed and Emerging Markets Funds are not available for purchase or exchange by new investors. As of January 11, 1999, Class B shares are also not available for additional purchases or exchanges by existing Class B shareholders. Existing Class A and Class C shareholders of the Funds may purchase additional shares of the Funds. Also, participants in certain self-directed qualified benefit plans that owned Class A or Class C shares of a Fund as of January 11, 1999 for any single plan participant will be eligible to direct the purchase of the Fund's Class A or Class C shares by their plan account for so long as the plan continues to own Class A or Class C shares of the Fund for any plan participant. It is anticipated that the Funds will reorganize as series of another mutual fund family on or before March 31, 1999. Thereafter, shares of the Funds would not be available to any investor for purchase from the Trust or for exchanges involving other PIMCO Funds. Please see the Note under "Management of the Trust" below for details.

6.  MANAGEMENT OF THE TRUST.

  PIMCO Advisors L.P. ("PIMCO Advisors" or the "Adviser") serves as investment adviser and administrator to the Funds. Please see "Management of the Trust-- Investment Adviser" and "Management of the Trust--Fund Administrator" in the Retail Prospectus for a description of PIMCO Advisors.

  Blairlogie Capital Management ("Blairlogie") serves as the Portfolio Manager of the Funds and James Smith of Blairlogie is primarily responsible for the day-to-day management of each Fund. Please see "Management of the Trust-- Portfolio Managers--Blairlogie" in the Retail Prospectus for a description of Blairlogie and biographical information about Mr. Smith.

NOTE: It is anticipated that PIMCO Advisors will sell substantially all of its ownership interest in Blairlogie to Alleghany Asset Management, Inc. on or before March 31, 1999 (the "Blairlogie Transaction"). The Blairlogie Transaction is subject to a number of conditions, including approval by the shareholders of the Emerging Markets and International Developed Funds. In connection with the anticipated Blairlogie Transaction, it is proposed that the Emerging Markets and International Developed Funds will transfer all of their assets and liabilities to newly formed series of the Alleghany Funds to be managed by Blairlogie. (The proposed transactions are referred to as "Reorganizations"). The proposed Reorganizations are subject to a number of conditions, including approval by the Trust's Board of Trustees and the shareholders of the Emerging Markets and International Developed Funds. The Retail Prospectus will be supplemented or revised if any of these events involving Blairlogie and the Funds do not occur substantially in accordance with the schedule outlined above.

  Advisory and Administrative Fees

  The Funds feature fixed advisory and administrative fees. For providing or arranging for the provision of investment advisory services to the Funds, PIMCO Advisors receives monthly Advisory Fees from the International Developed Fund at the annual rate of 0.60%, and from the Emerging Markets Fund at the annual rate of 0.85%, each based on the average daily net assets of the relevant Fund. Pursuant to the portfolio management agreement between PIMCO Advisors and Blairlogie, PIMCO Advisors (and not the Funds or the Trust) pays Blairlogie fees at the annual rate of 0.50% based on the average daily net assets of the International Developed Fund and 0.75% based on the average daily net assets of the Emerging Markets Fund.

  For providing or procuring administrative services for the Funds, PIMCO Advisors (in its capacity as Administrator) receives monthly Administrative Fees from each Fund at the following annual rate based on the average daily net assets attributable in the aggregate to the Fund's Class A, Class B and Class C Shares: 0.65% of the first $2.5 billion and 0.60% of amounts in excess of $2.5 billion.

7.  DISTRIBUTIONS.

  Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by each of the International Developed and Emerging Markets Funds.